Property and equipment	12 Months Ended
Dec. 31, 2018
Property And Equipment
7. Property and equipment

	Computer equipment	Furniture and fixtures	Leasehold improvements	Total
Cost
Balance at December 31, 2016	2,067	1,585	2,592	6,244
Additions	271	30	65	366
Disposals	(1)	(115)	(148)	(264)
Balance at December 31, 2017	2,337	1,500	2,509	6,346
Additions	3,814	2	-	3,816
Impairment	(1,105)	-	-	(1,105)
Balance at December 31, 2018	5,046	1,502	2,509	9,057

Accumulated depreciation
Balance at December 31, 2016	1,031	612	679	2,322
Additions	357	168	457	982
Disposals	(1)	(32)	(131)	(164)
Balance at December 31, 2017	1,387	748	1,005	3,140
Additions	2,285	151	465	2,901
Balance at December 31, 2018	3,672	899	1,470	6,041

Net book value
At December 31, 2017	950	752	1,504	3,206
At December 31, 2018	1,374	603	1,039	3,016

During 2018, the Company recognized $1,105 of impairment on Bitcoin mining equipment due to a reduction in the market value of mining equipment and the market price of Bitcoin. This non-cash expense was recorded within other one-time expenses in the consolidated statement of comprehensive loss. The recoverable amount of the Bitcoin mining equipment was determined to be $504 under the fair value less costs to sell method, using a Level 1 input under the fair value hierarchy.

Depreciation of leasehold improvements are included in general and administration expenses. Depreciation expense for all other property and equipment are included in technology and development costs.